Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2050 Fund - Fidelity Freedom 2050 Fund	May 30, 2024
Bar Chart Table:
Annual Return 2014	5.78%
Annual Return 2015	(0.24%)
Annual Return 2016	8.63%
Annual Return 2017	22.28%
Annual Return 2018	(8.92%)
Annual Return 2019	25.33%
Annual Return 2020	18.18%
Annual Return 2021	16.50%
Annual Return 2022	(18.27%)
Annual Return 2023	20.46%